UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust
(Exact name of registrant as specified in charter)

8000 Town Centre Dr.; Suite 400 Broadview Heights, OH 44147
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

Annual Shareholder Report

Tactical Income ETF (TBND)

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on www.tacticalincomeetf.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change; and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may elect to receive all future reports in paper free of charge.

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	1
Fund Performance	3
Expense Example	4
Portfolio of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	19
Additional Information	20
Privacy Policy	23

Management’s Discussion of Fund Performance           March 31, 2020 (Unaudited)

Dear Shareholder:

The Tactical Income ETF (the “Fund”) seeks to provide total return by investing in exchange-traded funds (“ETFs”) that primarily invest in fixed income securities, real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), dividend paying equity stocks including utility stocks, and exchange-traded notes (“ETNs”). The portfolio management team follows a proprietary tactical model in managing the Fund’s assets which evaluates market trends on various asset classes across different time frames. When the model indicates a positive market trend, the Fund will be invested in fixed income, REIT, MLP and dividend-paying equity stock ETFs and ETNs. When the model indicates a negative market trend, the Fund will invest in money market funds or other cash equivalents.

The Fund may also invest in ETFs that provide the inverse of the return of high yield bonds, U.S. treasury securities, REITs, MLPs, utilities, and dividend stocks. The Fund may also invest in leveraged ETFs. In managing the Fund’s portfolio, the sub-adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

The Fund is sub-advised by Tuttle Tactical Management, (the “Sub-Adviser”). The Sub-Adviser uses multiple investment models that combine market trend and counter trend following, and market analysis across asset classes to determine when to buy, sell, or hold a security. The Sub-Adviser uses trend following models to track and purchase securities that are perceived as increasing in value and to avoid securities that are perceived to be decreasing in value. Furthermore, the Sub-Adviser uses intermarket analysis to look for divergences between asset classes that tend to either move together or move apart.

For the quarter ending March 31, 2020, the Fund was down -5.68%. For the period from the commencement of operations on June 17, 2019, through fiscal year ended March 31, 2020, the Fund generated a return of -8.44% at net asset value and -8.77% at market value, underperforming compared to the Dow Jones U.S. Moderately Conservative Portfolio Index return of -4%.

The Fund’s performance was negatively impacted by the major selloff in the market that occurred in February and March due to the Corona Virus.  The lockdown that began in February due to the Corona Virus caused a number of dislocations in stock and bond markets which impacted Fund performance. Specifically, the Fund was negatively impacted by the following:

1.

Treasury Bonds swung wildly up and down as they shifted from moving up due to flight to safety and moving down as a number of dislocations appeared in the Treasury markets.

2.

There was a shift from dividend paying stocks being perceived as safer than non dividend paying stocks to dividend stocks being perceived as more risky due to the fear that many companies would need to reduce or suspend dividends.

1.

Annual Shareholder Report | 1

Management’s Discussion of Fund Performance           March 31, 2020 (Unaudited)

(Continued)

3.

There was a clear delineation between Corona Virus losers, specifically dividend paying stocks, REITs, and MLPs, and Corona Virus winners, specifically technology and e commerce companies which are not a focus of the Fund.

Sincerely,

Matthew Tuttle

Chief Investment Officer

Tuttle Tactical Management, LLC

The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderately Conservative Portfolio Index is reconstructed monthly. The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. Style Indexes (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth, and Small Value). The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indexes. An investor cannot invest directly in the index.

ETF Risk. The Fund is an actively-managed ETF and the Fund’s NAV will fluctuate based on changes in the prices of the securities it owns. The market price of Fund shares will fluctuate based on changes in the Fund’s NAV as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for Fund shares may not develop and market trading in the Fund shares may be halted under certain circumstances.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

This material represents the Adviser’s assessment of the Fund and market environment as of March 31, 2020 and should not be relied upon by the reader as research, tax or investment advice, is subject to change at any time based upon economic, market, or other conditions and the Adviser undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent. Information about the Fund’s holdings, asset allocation or country diversification is historical and is not an indication of future Fund composition, which may vary.

The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to exchange traded fund investments. In addition, the Fund’s returns do not reflect brokerage fees that an investor in the Fund may pay. If these commissions were reflected, performance would have been lower.

Annual Shareholder Report | 2

Fund Performance                                                        March 31, 2020 (Unaudited)

INVESTMENT OBJECTIVE

Tactical Income ETF seeks to provide total return.

FUND PERFORMANCE (AS OF MARCH 31, 2020)	Average Annual Total Returns Inception(b)	Net Expense Ratio(a)

Tactical Income ETF (TBND) – Total Return (at Net Asset Value) (c)	-8.44%	1.59%
Tactical Income ETF (TBND) - Total Return (at Market Value) (d)	-8.77%	N/A
Dow Jones U.S. Moderately Conservative Portfolio Index (e)	-4.00%	N/A

Hypothetical Growth of a $10,000 Investment (*)

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The performance data quoted represent past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month-end, please call 1-855-510-1763 or visit http://www.tacticalincomeetf.com.

*The chart represents historical performance of a hypothetical investment of $10,000 in Tactical Income ETF and represents the reinvestment of dividends and capital gains in the Fund.

(a) The total expense ratio reflects the expense ratio as reported in the Fund’s Prospectus dated June 7, 2019. Please see the Fund’s most recent prospectus for details. Additional information pertaining to the Fund’s expense ratio as of March 31, 2020 can be found in the Financial Highlights.

(b) Commencement of operations June 17, 2019.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.

(e) The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor's desired risk profile. The Dow Jones Moderately Conservative Portfolio Index is reconstructed monthly. The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. Style Indexes (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth, and Small Value). The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indexes. An investor cannot invest directly in the index.

Annual Shareholder Report | 3

Expense Examples                                                    March 31, 2020 (Unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at October 1, 2019 and held through the period ended March 31, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid during the Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Further, the expenses do not include any brokerage commissions on investors' purchases or redemptions of fund shares as described in the fund's prospectus. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 10/1/19	Actual Ending Account Value 3/31/20	Hypothetical Ending Account Value 3/31/20	Actual Expenses Paid(1)	Total Return	Hypothetical Expenses Paid(1)(2)	Annualized Net Expense Ratio
Tactical Income ETF	$1,000.00	$942.30	$1,018.55	$6.26	(5.77)%	$6.51	1.29%

(1) Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio, multiplied by 183/366 (to reflect the one-half year period).

(2)	Represents the hypothetical 5% annual return before taxes.

Annual Shareholder Report | 4

Portfolio of Investments                                                                 March 31, 2020

Portfolio of Investments Summary Table	Percentage of Fair Value
Domestic Equity	24.4%
Domestic Fixed Income	73.3
Global Fixed Income	0.0
Master Limited Partnerships	2.3
Total	100.0%

Portfolio holdings and allocations are subject to change. As of March 31, 2020, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments

Shares		Fair Value
Investment Companies
Domestic Equity — 22.3%
26,581	ProShares UltraShort S&P500 ETF	$ 809,391
56,144	Utilities Select Sector SPDR Fund	3,110,939
53,613	Vanguard Dividend Appreciation ETF	3,180,690
		7,101,020

Domestic Fixed Income — 67.1%
8,260	Direxion Daily 20+Year Treasury Bull 3X Shares ETF	347,829
40,698	iShares 1-3 Year Treasury Bond ETF	3,527,296
86,889	iShares 20+Year Treasury Bond ETF(a)	14,334,077
61	iShares Floating Rate Bond ETF	2,973
61	iShares Short Maturity Bond ETF	2,958
61	iShares Short-Term Corporate Bond ETF	3,194
61	PIMCO Enhanced Short Maturity Active ETF	6,038
192,641	ProShares UltraShort 20+Year Treasury ETF	3,097,667
61	Schwab Short-Term U.S. Treasury ETF	3,156
61	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	5,589
61	Vanguard Short-Term Bond ETF	5,013
61	Vanguard Short-Term Corporate Bond ETF	4,825
		21,340,615
Global Fixed Income — 0.0%
61	Invesco Ultra Short Duration ETF	3,008

Master Limited Partnerships — 2.1%
102,451	Global X MLP ETF	322,721
38,525	JPMorgan Alerian MLP Index ETN	347,881
		670,602

Total Investment Companies (Cost $27,739,976)		$29,115,245

Total Investments — 91.5% (Cost $27,739,976)		$29,115,245
Other Assets in Excess of Liabilities — 8.5%		2,695,057
Net Assets — 100.0%		$31,810,302

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

MLP — Master Limited Partnership

SPDR — Standard and Poor's Depositary Receipts

(a) Refer to note 9 in the Notes to Financial Statements for additional information about the investments in investment companies in excess of 25% of net assets.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 5

Statement of Assets and Liabilities                                                March 31, 2020

Tactical Income ETF
Assets:
Investments, at value (Cost $27,739,976)	$29,115,245
Cash	4,352,924
Dividends and interest receivable	11,174
Receivable for investments sold	7,821,567
Prepaid expenses	6,462
Total Assets	41,307,372
Liabilities:
Payable for investments purchased	9,472,317
Accrued expenses:
Administration	8,177
Advisory	9,017
Custodian	2,480
Fund accounting	379
Other	4,700
Total Liabilities	9,497,070
Net Assets	$31,810,302
Net Assets consist of:
Paid in Capital	$35,082,062
Total Distributable Earnings/(Loss)	(3,271,760)
Net Assets	$31,810,302

Net Assets:	$31,810,302
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	1,400,000
Net Asset Value (offering and redemption price per share):	$22.72

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 6

Statement of Operations                              For the Period Ended March 31, 2020

Tactical Income ETF(a)
Investment Income:
Dividend income	$772,833
Total Investment Income	772,833
Expenses:
Administration	142,257
Advisory	341,419
Custodian	2,480
Fund accounting	13,173
Legal and audit	32,370
Printing	6,829
Trustee	866
Other	17,782
Total Expenses before fee reductions	557,176
Expenses contractually waived by the Advisor	(32,998)
Total Net Expenses	524,178
Net Investment Income	248,655
Realized and Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment transactions	(6,112,094)
Net realized gains from in-kind transactions	839,673
Change in unrealized appreciation/depreciation on investments	1,375,269
Net Realized and Unrealized Losses from Investment Transactions	(3,897,152)
Change in Net Assets Resulting From Operations	$(3,648,497)

(a)

For the period from the commencement of operations on June 17, 2019 through March 31, 2020.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 7

Statement of Changes in Net Assets

Tactical Income ETF
For the period June 17, 2019(a) through March 31, 2020
From Investment Activities:
Operations:
Net investment income	$248,655
Net realized losses from investment transactions and in-kind redemptions	(5,272,421)
Change in unrealized appreciation/depreciation on investments	1,375,269
Change in net assets resulting from operations	(3,648,497)
Distributions to Shareholders:
Total Distributions Paid	(372,330)
Change in net assets from distributions	(372,330)
Capital Transactions:
Proceeds from shares issued	95,466,423
Cost of shares redeemed	(59,635,294)
Change in net assets from capital transactions	35,831,129
Change in net assets	31,810,302
Net Assets:
Beginning of period	—
End of period	$31,810,302
Share Transactions:
Issued	3,850,000
Redeemed	(2,450,000)
Change in shares	1,400,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements

Annual Shareholder Report | 8

.

Financial Highlights

Tactical Income ETF	June 17, 2019(f) through March 31, 2020

Net Asset Value, Beginning of Period	$25.00

Net Investment Income	0.11
Net Realized and Unrealized Gains (Losses) on Investments	(2.21)
Total from Investment Activities	(2.10)

Distributions from Net Investment Income	(0.14)
Distributions from Net Realized Gains on Investments	(0.04)
Total Distributions	(0.18)

Net Asset Value, End of Period	$22.72
Net Assets at end of period (000's)	$31,810

Total Return at NAV (a)(b)	(8.44)%
Total Return at Market (a)(c)	(8.77)%

Ratio of Net Expenses to Average Net Assets(d)(h)	1.29%
Ratio of Gross Expenses to Average Net Assets (d)(e)(h)	1.37%
Ratio of Net Investment Income to Average Net Assets(d)(i)	0.61%
Portfolio Turnover(a)(g)	2,792%

(a) Not annualized for periods less than one year.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(d) Annualized for periods less than one year.

(e) If applicable, certain fees were waived. If such waivers had not occurred, the ratios would have been as indicated.

(f) Commencement of operations.

(g) Excludes the impact of in-kind transactions.

(h) Does not include expenses of the investment companies in which the Fund invests.

(i) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

See notes which are an integral part of the Financial Statements.

Annual Shareholder Report | 9

Notes to Financial Statements                                                        March 31, 2020

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Tactical Income ETF (the "Fund"). The Fund is a diversified exchange-traded fund whose investment objective is to provide total return. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies. The assets of the Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Fund commenced operations on June 17, 2019.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Fund are listed and traded on the New York Stock Exchange Arca, Inc. ("NYSE Arca"). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called ("Creation Units"). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial

Annual Shareholder Report | 10

Notes to Financial Statements (Continued)                                   March 31, 2020

statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Fund may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund's securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Fund has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund's investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Fund has the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.  In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of March 31, 2020, while the breakdown, by category, of exchange-traded funds is disclosed in the Portfolio of Investments for the Fund:

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Notes to Financial Statements (Continued)                                   March 31, 2020

	Level 1	Total Investments
Tactical Income ETF
Exchange-Traded Funds	$29,115,245	$29,115,245
Total Investments	$29,115,245	$29,115,245

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by the Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Fund may be subject to foreign taxes on gains in investments or currency repatriation. The Fund accrues such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed the United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. The Fund intends to distribute to its shareholders any net investment income and net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Fund may own shares of ETFs that invest in real estate investment trusts ("REITs") or master limited partnerships (“MLPs”) which report information on the source of their distributions annually. Distributions received from ETFs which invest in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

Annual Shareholder Report | 12

Notes to Financial Statements (Continued)                                   March 31, 2020

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Belpointe Asset Management, LLC (the “Advisor”), a related party, serves as the Fund's investment advisor pursuant to an investment advisory agreement. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Fund. The Fund pays the Advisor 0.84% of its average daily net assets, computed daily and paid monthly. The Advisor pays the Sub-Advisor, Tuttle Tactical Management, LLC, 0.56% of the net management fees that the Advisor receives.

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for the Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other than the Advisor) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to 1.29% of the Fund's average annual daily net assets ("Expense Cap"). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Fund until at least July 31, 2021. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days' written notice to the Advisor. More information about the Fund's fee waiver and Expense Cap agreement is available in the "Management of the Fund" section of the Fund's prospectus.

As of March 31, 2020, the Advisor may recoup amounts from the Fund as follows:

	Expires
	3/31/23	Total
Tactical Income ETF	$32,998	$32,998

B. Administration, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. ("Citi") provides financial administration, transfer agency and portfolio accounting services to the Fund. Citi performs certain services on behalf of the Fund including but not limited to: (1) preparing and filing the Fund's periodic financial reports on forms prescribed by the Securities and Exchange Commission ("SEC"); (2) calculating Fund expenses and making required disbursements; (3)

Annual Shareholder Report | 13

Notes to Financial Statements (Continued)                                   March 31, 2020

calculating Fund performance data; and (4) providing certain compliance support services. As transfer agent, Citi issues shares of a Fund in Creation Units to fill purchase orders for Fund shares, maintains records of the issuance and redemption of the Fund's shares, and acts as the Fund's dividend disbursing agent. As portfolio accountant, Citi maintains certain financial records of the Fund and provides accounting services to the Fund which include the daily calculation of the Fund's NAV. Citi also performs certain other services on behalf of the Fund including providing financial information for the Fund's federal and state tax returns and financial reports required to be filed with the SEC. For these services, the Fund pays Citi a fee accrued daily and paid monthly based on a percentage of the Fund's average daily net assets, subject to a minimum annual fee of $50,000. The fees are as follows:

 - 0.030% of the first $1 billion in net assets;

 - 0.020% of the net assets of the next $1 billion; and

 - 0.010% of the net assets in excess of $2 billion

Collaborative Fund Services LLC ("CFS"), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, the Fund pays CFS 0.35% of the Fund's average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the "Distributor") is the principal underwriter and distributor for the Fund's Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. Custodian Fees

Citibank, N.A. (the "Custodian"), an affiliate of Citi, serves as Custodian for the Fund and safeguards and holds the Fund's cash and securities, settles the Fund's securities transactions, and collects income on Fund investments. The Custodian receives fees based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

E. Compliance Services

Pursuant to a Compliance Services Agreement, Empirical Administration, LLC ("Empirical") provides chief compliance officer services to the Fund. The Fund pays Empirical a monthly fee for its compliance services.

F. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and receive no compensation directly from the Fund for their services.

Annual Shareholder Report | 14

Notes to Financial Statements (Continued)                                   March 31, 2020

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended March 31, 2020 were as follows:

	Purchases	Sales
Tactical Income ETF	$1,108,548,177	$1,104,242,588

Purchases and sales of in-kind transactions for the period ended March 31, 2020 were as follows:

	Purchases	Sales
Tactical Income ETF	$78,135,276	$49,426,147

There were no purchases or sale of U.S. government securities during the period ended March 31, 2020.

(5) Capital Share Transactions

Shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities. As of March 31, 2020, there were no unsettled in-kind capital transactions.

(6) Federal Income Taxes

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Annual Shareholder Report | 15

Notes to Financial Statements (Continued)                                   March 31, 2020

As of and during the period ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

As of March 31, 2020, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Tactical Income ETF	$32,907,144	$1,426,813	$(5,218,712)	$(3,791,899)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to wash sale activity.

The tax character of distributions paid during the period ended March 31, 2020 were as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Tactical Income ETF	$372,330	$-	$372,330	$372,330

 As of March 31, 2020, the components of distributable earnings/(loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributable Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Tactical Income ETF	$520,139	$-	$520,139	$-	$(3,791,899)	$(3,271,760)

Permanent Tax Differences:

As of March 31, 2020, the following reclassifications relating primarily to book versus tax treatment of redemption in-kind transactions and equalization have been made to increase/(decrease) such accounts with offsetting adjustments as indicated:

	Total Distributable Earnings/(Loss)	Paid in Capital
Tactical Income ETF	$749,067	$(749,067)

Annual Shareholder Report | 16

Notes to Financial Statements (Continued)                                   March 31, 2020

(7) Investment Risks

ETF Risk

The NAV of the Fund can fluctuate up or down, and you could lose money investing in the Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund's net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(8) Recently Issued Accounting Standards

In August, 2018, the FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal

Annual Shareholder Report | 17

Notes to Financial Statements (Continued)                                   March 31, 2020

years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of certain of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of March 31, 2020. Management does not believe that adoption of the remaining disclosure requirements within ASU 2018-13 will materially impact the Fund's financial statements.

(9) Investment in Other Investment Companies

The following is a summary of the fair value of investments constituting greater than 25% of the total assets of the Fund as of March 31, 2020:

Investment Company	iShares 20+Year Treasury Bond ETF
Fair Value as % of Total Net Assets	45.06%
Investment Strategy

The iShares 20+ Year Treasury Bond ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. Treasury bonds with remaining maturities greater than twenty years, as represented by the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Public Financial Statements Available	www.ishares.com

(10) Subsequent Events

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of March 31, 2020.

Annual Shareholder Report | 18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Tactical Income ETF and

Board of Trustees of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tactical Income ETF (the “Fund”), a series of Collaborative Investment Series Trust, as of March 31, 2020, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 17, 2019 (commencement of operations) through March 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2020, the results of its operations, changes in its net assets, and the financial highlights for the period June 17, 2019 (commencement of operations) through March 31, 2020, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of March 31, 2020, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.

Milwaukee, Wisconsin

May 29, 2020

Annual Shareholder Report | 19

Additional Information                                              March 31, 2020 (Unaudited)

Additional Federal Income Tax Information

During the fiscal year ended March 31, 2020, the Fund declared long-term realized gain distributions in the following amount:

Long-Term Capital Gains
Tactical Income ETF	$7,469

During the fiscal year ended March 31, 2020, the Fund declared short-term realized gain distributions in the following amount:

Short-Term Capital Gains
Tactical Income ETF	$464,320

Premium/Discount Information

The chart below presents information about differences between the per share net asset value (“NAV”) of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the composite close for Fund shares as of the close of trading on all exchanges where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of Fund shares is typically slightly higher or lower than a Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Differences between the closing times of U.S. and non-U.S. markets may contribute to differences between the NAV and market price of Fund shares. Many non-U.S. markets close prior to the close of the U.S. securities exchanges. Developments after the close of such markets as a result of ongoing price discovery may be reflected in a Fund’s market price but not in its NAV (or vice versa).

Tactical Income ETF	Calendar Year ended December 31, 2019(a)		First Calendar Quarter ended March 31, 2020
Premium/Discount Range	Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
Greater than 2.0%	-	-	-	-
Greater than 1.5% and Less than 2.0%	-	-	-	-
Greater than 1.0% and Less than 1.5%	-	-	-	-
Greater than 0.5% and Less than 1.0%	-	-	1	1.61
Between 0.5% and -0.5%	136	99.27	54	87.10
Less than -0.5% and Greater than -1.0%	1	0.73	6	9.68
Less than -1.0% and Greater than -1.5%	-	-	1	1.61
Less than -1.5% and Greater than -2.0%	-	-	-	-
Less than -2.0%	-	-	-	-
	137	100.00%	62	100.00%

(a)

For the period from the commencement of operations on June 17, 2019.

Annual Shareholder Report | 20

Additional Information (Continued)                          March 31, 2020 (Unaudited)

Additional Disclosure Regarding Fund Trustees and Officers

Name, Address[1], and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite / November 2017 – present	Attorney (self-employed), since 2012.	15	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite / November 2017 – present	CEO, Seaside Advisory (June 2016-present); Executive Vice President, Seaside Advisory (2009-June 2016).	15	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite / November 2017 – present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.O. since 2013.	15	None
Ronald Young Birth Year: 1974	Trustee	Indefinite / November 2017 – present	President of Ron Young Consulting LLC since January 2007 and President of Tri-Solar LED since January 2010.	15	None

(1) The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147. (2) The “Fund Complex” consists of the Collaborative Investment Series Trust.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Interested Trustees and Officers

Name, Address[1], and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[3] Birth Year: 1974	Trustee	Indefinite / November 2017 – present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC.	15	None
Gregory Skidmore[4] Birth Year: 1976	Trustee and President	November 2017 – present	President, Belpointe Asset Management, LLC since 2007.	15	N/A
Brandon Pokersnik Birth Year: 1978	Secretary and Chief Compliance Officer	November 2017 – present	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner / President, Empirical Administration, LLC, since September 2012.	N/A	N/A
Adam Snitkoff Birth Year: 1965	Treasurer	November 2017 – present	Tax Attorney (self-employed), since 2012.	N/A	N/A

(1)

The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

(2)

The “Fund Complex” consists of the Collaborative Investment Series Trust.

(3)

Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the 1940 Act, because of his ownership interest in Belpointe Asset Management, LLC.

(4)

Gregory Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, because of his affiliation with Belpointe Asset Management, LLC.

The Fund’s SAI references additional information about the trustees and is available free of charge, upon request, by calling the Fund at 1-855-510-1763.

Annual Shareholder Report | 21

Additional Information (Continued)                          March 31, 2020 (Unaudited)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or any successor form). These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Fund at 1-855-510-1763, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund toll-free telephone number 1-855-510-1763.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

The Fund’s proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-855-510-1763 or referring to the SEC's web site at www.sec.gov.

Annual Shareholder Report | 22

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

Annual Shareholder Report | 23

What we do: Page 2
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

Annual Shareholder Report | 23

This Page Was Left Blank Intentionally

Annual Shareholder Report | 24

Investment Advisor

Belpointe Asset Management, LLC

125 Greenwich Avenue

Greenwich, CT 06830

Sub-Advisor

Tuttle Tactical Management, LLC

155 Lockwood Road

Riverside, CT 06878

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator, Accountant, Dividend Disbursing Agent and Transfer Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

This report is provided for the general information of Tactical Income ETF shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer.

(b) Not applicable.

(c) During the period covered by the report, with respect to the registrant's code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(d) During the period covered by the report, with respect to the registrant's code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no waivers granted from a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(e) Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant's board of Trustees has determined that the registrant does not have an audit committee financial expert. This is because of the experience provided by the members of the audit committee together offers adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2020: $8,500

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2020: $ -

(c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2020: $2,500

Fees for 2019 related to the review of the registrant's tax returns. Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0.

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2020: $ -

Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f) Not applicable.

(g) Not applicable.

(h) The registrant's Audit Committee has considered whether the provision of non audit services that were rendered to registrant's investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Collaborative Investment Series Trust

By (Signature and Title) ____________________
Gregory Skidmore, Trustee and President

Date 6/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) ____________________
Gregory Skidmore, Trustee and President

Date 6/2/2020

By (Signature and Title) ____________________
Adam Snitkoff, Treasurer

Date 6/1/2020